UBS Series Funds

Prospectus Supplement |  September 10, 2019

Supplement to the Prospectus dated August 28, 2019.

Includes:

•  UBS Select Prime Investor Fund

•  UBS Select Government Investor Fund

•  UBS Select Treasury Investor Fund

Dear Investor,

At a meeting held on September 9, 2019, the Board of Trustees of UBS Series Funds approved a reduction of the minimum initial investment amount for the UBS Select Prime Investor Fund, UBS Select Government Investor Fund and UBS Select Treasury Investor Fund (each, a "fund" and together, the "funds"). The purpose of this supplement is to update certain information contained in the Prospectus regarding the minimum initial investment amount for each fund. These disclosure changes will become effective on or around October 1, 2019 ("Effective Date").

The Prospectus is hereby supplemented as shown below.

On the Effective Date, the section captioned "Fund summary" and sub-captioned "Purchase & sale of fund shares" for the UBS Select Prime Investor Fund on page 7 of the Prospectus is revised by replacing the third sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000.

On the Effective Date, the section captioned "Fund summary" and sub-captioned "Purchase & sale of fund shares" for the UBS Select Government Fund on page 13 of the Prospectus is revised by replacing the third and fourth sentences of that section in their entirety with the following:

The minimum investment level for initial purchases generally is $1,000.

On the Effective Date, the section captioned "Fund summary" and sub-captioned "Purchase & sale of fund shares" for the UBS Select Treasury Investor Fund on page 18 of the Prospectus is revised by replacing the third sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000.

ZS-1025

On the Effective Date, the section captioned "Managing your fund account" and sub-captioned "Minimum investment." on page 27 of the Prospectus is revised by replacing the first sentence in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.